FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s assets that were measured at fair value on a recurring bases as of December 31, 2020 and June 30, 2021, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value hierarchy	December 31, 2020	June 30, 2021

Derivatives instruments, net	Level 2	$1,655	$400

Total assets		$1,655	$400